UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Semi-Annual Report

May 31, 2006

(Unaudited)

Fund Adviser:

The Roosevelt Investment Group

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

ABACUS BULL MOOSE GROWTH FUND

Management’s Discussion and Analysis

For the six months ended May 31, 2006, the Abacus Bull Moose Growth Fund returned 5.50% and outperformed both the NASDAQ Composite Index and the S&P 500 Index. We are pleased to report that the value of $10,000 invested in the Fund on its inception date has grown to $ 17,545. Please see the chart and graph below for further information regarding the Fund’s performance.

Given the current market turmoil that commenced on May 12th, the Fund’s investment advisor, The Roosevelt Investment Group, is very pleased that the Fund continues to record a strong performance.

The advisor projected that oil prices and interest rates would continue to rise, thus triggering off possible inflationary fears and slowing down of economic growth. As a result, the Fund implemented an investment strategy that reduced its exposure to capital goods and minerals & materials. As a result, the Fund shifted its diversification strategy to include asset-sensitive companies and take advantage of the shift in the housing market due to rising mortgage rates, which affected affordability. Furthermore, the Fund gradually reduced its international exposure in Asia due to the impact of U.S. financial markets upon that geographical sector, and reduced its exposure to alternative energy due to non-economic factors. The advisor believes that inflation expectations, as well as consumer spending and housing data, will likely drive investor sentiment and market performance in the near-term leading to increased volatility. Nevertheless, the advisor expects long-term structural forces that keep inflation in check to prevail. These include: free trade, globalization, competition, productivity growth, abundant resources, outsourcing, new technologies, and process improvements. This will lead to new investment opportunities. We believe that your Fund is poised to take advantage of these opportunities as they occur in a thematic environment. At the same time, we are mindful of any economic and geopolitical situations that might impact the current investment climate. We believe that the Fund’s strategy is a prudent, but opportunistic approach.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** Not Annualized.

The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through May 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees; distribution and/or service (12b-1) fees; and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2005) and held for the entire period through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Abacus Bull Moose Growth Fund	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid the Six Month Period* ending May 31, 2006
Actual	$1,000.00	$1,055.03	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.47

*Expenses are equal to the Fund’s annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

See accompanying notes which are an integral part of the financial statements.

Abacus Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stocks - 83.94% - continued	Shares	Value
Gas & Other Services Combined - 2.53%		
Sempra Energy	6,050	$ 272,068
General Industrial Machinery & Equipment - 1.94%		
Illinois Tool Works, Inc.	4,200	208,530
Gold amd Silver Ores - 2.48%		
Newmont Mining Corp	5,100	265,965
Hazardous Waste Management - 2.17%		
Stericycle, Inc. (a)	3,500	233,345
Heavy Construction Other Than Building Construction Contractors - 2.20%		
Fluor Corp.	2,700	236,682
Hospital & Medical Service Plans - 2.30%		
Hilton Hotels Corp.	9,000	247,140
Household Appliances - 1.97%		
Whirlpool Corp.	2,350	211,312
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.46%		
Flanders Corp. (a)	15,450	156,818
Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 2.01%		
Smithfield Foods, Inc. (a)	7,750	215,528
Mining & Quarrying of Nonmetallic Minerals - 3.33%		
Compass Minerals International, Inc.	5,650	143,962
Tektronix, Inc.	3,350	213,194
		357,156
Miscellaneous Industrial & Commercial Machinery - 2.57%		
Eaton Corp.	3,750	275,775
Miscellaneous Manufacturing Industrials - 1.45%		
WMS Industries, Inc. (a)	6,000	155,640
Miscellaneous Metal Ores - 3.13%		
Cameco Corp.	8,100	335,988
Miscellaneous Products of Petroleum & Coal - 1.39%		
Headwaters, Inc. (a)	5,450	149,603
Miscellaneous Publishing - 1.81%		
Reed Elsevier PLC (b)	5,000	194,200
Radio & TV Broadcasting & Communications Equipment - 1.80%		
Loral Space & Communications (a)	6,900	193,200

See accompanying notes which are an integral part of the financial statements.

Abacus Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stocks - 83.94% - continued	**Shares**	**Value**
Retail - Eating Places - 2.10%		
McDonalds Corp. (a)	6,800	$ 225,556
Security & Commodity Brokers, Dealers, Exchanges - 2.23%		
NYSE Group, Inc. (a)	4,000	239,200
Semiconductors & Related Devices - 2.48%		
Microchip Technology, Inc.	7,750	265,825
Services - Business Services - 3.29%		
Sotheby's Holdings, Inc. (a)	7,050	188,587
Webmd Health Corp. (a)	4,200	164,850
		353,437
Services - Engineered Services - 1.97%		
URS Corp., Inc. (a)	5,000	211,950
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.52%		
Procter & Gamble Co.	3,000	162,750
Surgical & Medical Instruments - 1.91%		
Becton Dickinson & Co.	3,400	205,462
Telephone Communications - 1.71%		
Global Crossing LTD. (a)	9,000	183,150
Telephone & Telegraph Apparatus - 1.74%		
ECI Telecom LTD. (a)	19,400	186,628
TOTAL COMMON STOCKS (Cost $8,302,823)		9,014,194
Convertible Preferred Stocks - 0.70%		
Schering Plough, 6.00%, 09/14/07	1,500	75,562
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,522)		75,562
Money Market Securities - 11.42%		
Huntington Money Market Fund, 4.10% (c)	1,226,745	1,226,745
TOTAL MONEY MARKET SECURITIES (Cost $1,226,745)		1,226,745
TOTAL INVESTMENTS (Cost $9,610,090) - 96.06%		10,316,501
Other assets in excess of liabilities - 3.94%		422,985
TOTAL NET ASSETS - 100.00%		$ 10,739,486

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security, the money market rate shown represents the rate at May 31, 2006.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Abacus Bull Moose Growth Fund
Financial Highlights

The tables below set forth financial data for a share outstanding throughout each period presented.

	For the Six months ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005	Year Ended November 30, 2004	Year Ended November 30, 2003	For the Period Ended November 30, 2002 (a)
Selected Per Share Data					
Net asset value, beginning of period	$ 15.07	$ 14.18	$ 12.89	$ 9.84	$ 10.00
Income from investment operations					
Net investment income (loss)	(0.00)	0.02	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	0.81	1.92	1.62	3.06	(0.12)
Total from investment operations	0.81	1.94	1.61	3.05	(0.16)
Less Distributions to shareholders:					
From net investment income	(0.02)				
From net realized gain	(0.81)	(1.05)	(0.32)	-	-
Total distributions	(0.84)	(1.05)	(0.32)	-	-
Net asset value, end of period	$ 15.04	$ 15.07	$ 14.18	$ 12.89	$ 9.84
Total Return (b)	5.50% (c)	14.47%	12.70%	31.00%	-1.60% (c)
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 10,739	$ 6,415	$ 3,091	$ 2,345	$ 797
Ratio of expenses to average net assets	1.28% (d)	1.10%	1.07%	1.15%	1.43% (d)
Ratio of net investment income to average net assets	(0.04)% (d)	0.21%	(0.08)%	(0.06)%	(0.38)% (d)
Portfolio turnover rate	49.19%	85.58%	82.28%	54.18%	52.75%

(a) For the period December 21, 2001 (Commencement of Operations) through November 30, 2002.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

Abacus Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The Abacus Bull Moose Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. Formerly known as the Bull Moose Growth Fund, the name change became effective March 31, 2006. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by

Abacus Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – Continued

distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund. For the six months ended May 31, 2006, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2006, the Adviser earned a fee for these services of $47,485 from the Fund. As of May 31, 2006, the Fund owed the Adviser $9,456 for these services.

Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., manages the Fund’s business affairs and provides the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay its Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Board activated the Plan effective January 6, 2006. A trustee and an officer of the Trust are shareholders of Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

Abacus Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended May 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $9,610,090.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

On December 29, 2004, distributions of long term capital gain of $0.7471 per share and a short term capital gain of $0.3051 per share were declared and paid to shareholders of record on December 28, 2004. On December 28, 2005, an income distribution of $0.020952 per share, a long-term capital gain distribution of $0.530829 per share, and a short-term capital gain distribution of $0.284076 were declared and paid to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2004 is as follows:

Abacus Bull Moose Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS – continued

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax-basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by calling the Fund at (877) 322-0576 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

The Roosevelt Investment Group

317 Madison Avenue, Suite 1004

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2006

(Unaudited)

Fund Advisor:

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

Toll Free (800) 440-6895

Management’s Discussion and Analysis

The Chinook Emerging Growth Fund generated a return of 24.64%, outperforming the Russell 2000 Growth Index, which returned 18.22% during the year period covering June 1, 2005 through May 31, 2006. This was accomplished in spite of the significant contribution of cyclical sectors (including materials, industrials and energy) to benchmark performance as we typically do not have exposure to these sectors given our growth stock mandate. Rather, our historical reliance on stock selection was borne out as the Fund managed to outperform the benchmark despite the cyclical headwind.

The Fund benefited from corporate acquisition activity as three companies within the portfolio announced they would be acquired in cash deals valued at significant premiums to pre-announcement valuation levels. These holdings were Sportsman’s Guide (SGDE), American Retirement Centers (ACR), and Fargo Electronics (FRGO).

Other holdings that contributed to the Fund’s performance were:

PeopleSupport (PSPT), which provides offshore call center and business process services to corporate customers. The stock has benefited from better-than-expected earnings growth as a result of large contract wins and increasing business from existing clients.

J2Global Communications (JCOM), a leading provider of fax, voicemail and teleconferencing services continues to have success in signing up individuals and small business to its subscription services. The company is making inroads in the larger enterprise market, which is further adding to growth.

Examples of holdings that underperformed during the period include Unica (UNCA), a provider of enterprise marketing software, Chattem (CHTT), a manufacturer of over-the-counter healthcare products, and Symmetricom (SYMM), a supplier of testing and timing products to broadband communication companies.

We continue to rely on our experience, structure (investment process), and disciplines in attempting to exceed benchmark returns. We employ a team-oriented approach in an effort to find exciting investment opportunities that represent compelling valuation characteristics. We intend to continue to allocate a majority of fund holdings to the technology, health-care, and consumer discretionary services sectors and continue to concentrate on two types of stocks that give the portfolio diversity and balance: stable growth stocks of companies that have more seasoned managements, products and operating histories, along with opportunistic growth stocks that are typically short-lived companies with more embryonic products and explosive growth potential.

While U.S. small cap stocks have now outperformed U.S. large cap stocks over the last five years, the growth style within U.S. small caps has lagged value over this period. We believe that we have invested in high quality growth companies that offer above average potential for earnings and cash flow growth. We remain committed to our disciplined investment approach and are confident that the Chinook Emerging Growth Fund has the continuing potential to generate long-term capital appreciation.

  Investment Results

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective.

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on March 30, 2005 (the Fund commenced operations on March 28, 2005, but for performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective) and held through May 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2005) and held for the entire period through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chinook Emerging Growth Fund	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid during the Period December 1, 2005 - May 31, 2006 *
Actual	$1,000.00	$1,065.12	$9.55
Hypothetical (5% return before expenses)	$1,000.00	$1,015.69	$9.32

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Chinook Emerging Growth Fund
Schedule of Investments
May 31, 2006
(Unaudited)

Common Stocks - 96.57%	**Shares**	**Value**
Apparel & Other Finished Products of Fabrics and Similar Materials - 3.05%		
Carters, Inc. (a)	4,120	$ 240,773
Communication Equipment - 1.64%		
Powerdsine Ltd. (a)	16,775	129,335
Computers Communications Equipment - 3.01%		
Digi International, Inc. (a)	19,930	236,968
Electronic Computers - 0.14%		
Nice Systems Ltd. (a)	400	10,880
Hazardous Waste Management - 2.52%		
Stericycle, Inc. (a)	2,975	198,343
Instruments For Measurements & Testing of Electricity & Electric Signals - 2.52%		
Adeza Biomedical Corp. (a)	15,145	198,854
In Vitro & In Vivo Diagnostic Substances - 3.12%		
Immucor, Inc. (a)	13,535	246,202
Medicinal Chemicals & Botanical Products - 3.20%		
Usana Health Sciences, Inc. (a)	6,705	252,175
Miscellaneous Manufacturing Industries - 2.01%		
Shuffle Master, Inc. (a)	4,355	158,783
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.47%		
American Medical Systems Holdings, Inc. (a)	13,850	273,814
Pharmaceutical Preparations - 5.76%		
Adams Respiratory Therapeutics, Inc. (a)	5,110	236,491
KV Pharmaceutical Co. (a)	10,730	217,604
		454,095
Retail - Catalog & Mail Order Houses - 2.78%		
Sportsmans Guide, Inc. (a)	7,195	219,304
Semiconductors & Related Devices - 9.31%		
Advanced Analogic Technologies, Inc. (a)	23,275	268,361
Diodes, Inc. (a)	6,470	230,397
Exar Corp. (a)	17,807	235,052
		733,810
Services - Business Services - 6.60%		
People Support, Inc. (a)	18,633	246,515
Phase Forward, Inc. (a)	21,500	273,695
		520,210
Services - Computer Processing & Data Preparation - 10.30%		
Cybersource Corp. (a)	24,000	228,480
Ipass, Inc. (a)	51,025	324,519
Trizetto Group, Inc. (a)	18,180	259,247
		812,246

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Chinook Emerging Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective. The investment advisor to the Fund is Chinook Capital Management, LLC (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the Fund’s average net assets up to $50 million, 1.25% of the Fund’s average net assets from $50 million to $150 million, 1.15% of the Fund’s average net assets from $150 million to $250 million, and 1.00% of the Fund’s average net assets over $250 million. For the six months ended May 31, 2006, the Advisor earned fees, before the waiver described below, of $75,165 from the Fund.

The Advisor has contractually agreed through November 30, 2006 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.85% of the Fund’s average daily net assets. For the six months ended May 31, 2006, the Advisor waived fees of $39,199. As of May 31, 2006, the Fund owed the Advisor $4,821 for advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2006, Unified earned fees of $15,036 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For its services as transfer agent, for the six months ended May 31, 2006, Unified earned fees of $7,509 from the Fund for transfer agent services and $2,308 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For its services as fund accountant, for the six months ended May 31, 2006, Unified earned fees of $10,028 from the Fund for fund accounting services. A trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period December 1, 2005 through May 31, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - Continued

trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a 12b-1 Plan, which permits the Fund to pay up to 0.25% of its assets to the Fund’s advisor as a shareholder servicing fee. Currently the plan is not active.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $7,402,644.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2006, Charles Schwab, for the benefit of others, was the record owner of 94.83% of the outstanding shares of the Fund.

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ended November 30, 2005.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

There are no differences between the tax and book basis of investments.

On December 28, 2005, the Fund paid a short-term capital gain distribution of $0.4706 per share to shareholders of record on December 27, 2005.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 440-6895 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice-President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Chinook Capital Management, LLC.

4380 S.W. Macadam Ave.

Portland, OR 97239

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2006

(Unaudited)

Fund Advisor:

Geronimo Financial Asset Management, LLC

1515 Arapahoe St.

Tower 1, 10th Floor

Denver, CO 80202

Toll Free (800) 653-7417

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

1As a percent of net assets

1As a percent of net assets

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (through May 31, 2006). The beginning of the period for Class C shares is December 29, 2005, the date the Funds commenced operations. The beginning of the period for Class I shares is January 10, 2006, the date Class I shares were fist offered to the public.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Geronimo Multi-Strategy Fund – Class C	Beginning Account Value December 29, 2005	Ending Account Value May 31, 2006	Expenses Paid During the Period December 29, 2005 – May 31, 2006
Actual*	$1,000.00	$1,019.02	$12.80
Hypothetical**	$1,000.00	$1,009.95	$15.06

* Expenses are equal to the Fund’s Class C annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since commencement of Class operations on December 29, 2005).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Multi-Strategy Fund – Class I	Beginning Account Value January 10, 2006	Ending Account Value May 31, 2006	Expenses Paid During the Period January 10, 2006 – May 31, 2006
Actual*	$1,000.00	$1,047.25	$7.95
Hypothetical**	$1,000.00	$1,014.98	$10.03

* Expenses are equal to the Fund’s Class I annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period since commencement of Class operations on January 10, 2006).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Option & Income Fund – Class C	Beginning Account Value December 29, 2005	Ending Account Value May 31, 2006	Expenses Paid During the Period December 29, 2005 – May 31, 2006
Actual*	$1,000.00	$1,048.02	$12.98
Hypothetical**	$1,000.00	$1,009.95	$15.06

* Expenses are equal to the Fund’s Class C annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since commencement of Class operations on December 29, 2005).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Option & Income Fund – Class I	Beginning Account Value January 10, 2006	Ending Account Value May 31, 2006	Expenses Paid During the Period January 10, 2006 – May 31, 2006
Actual*	$1,000.00	$1,076.37	$8.08
Hypothetical**	$1,000.00	$1,014.98	$10.03

* Expenses are equal to the Fund’s Class I annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period since commencement of Class operations on January 10, 2006).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Sector Opportunity Fund – Class C	Beginning Account Value December 29, 2005	Ending Account Value May 31, 2006	Expenses Paid During the Period December 29, 2005 – May 31, 2006
Actual*	$1,000.00	$1,034.02	$12.89
Hypothetical**	$1,000.00	$1,009.95	$15.06

* Expenses are equal to the Fund’s Class C annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since commencement of Class operations on December 29, 2005).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Sector Opportunity Fund – Class I	Beginning Account Value January 10, 2006	Ending Account Value May 31, 2006	Expenses Paid During the Period January 10, 2006 – May 31, 2006
Actual	$1,000.00	$1,062.30	$8.02
Hypothetical**	$1,000.00	$1,014.98	$10.03

* Expenses are equal to the Fund’s Class I annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the period since commencement of Class operations on January 10, 2006).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments
May 31, 2006
(Unaudited)

Common Stock - 6.42%	**Shares**	**Value**
Concrete, Gypsum & Plaster Products - 0.14%		
USG Corp. (a)	229	$ 21,086
Crude Petroleum & Natural Gas - 0.26%		
Eni SpA (b)	355	21,488
Forest Oil Corp. (a)	556	18,148
		39,636
Finance Services - 0.13%		
Credit Suisse Group (b)	351	20,305
Fire, Marine & Casualty Insurance - 0.37%		
Ohio Casualty Corp.	659	19,684
State Auto Financial Corp.	619	20,118
United Fire & Casualty Co.	548	17,180
		56,982
Footwear (No Rubber) - 0.12%		
K-Swiss, Inc. - Class A	695	18,334
Functions Related To Depository Banking - 0.10%		
Net 1 UEPS Technologies, Inc. (a)	627	15,976
Gold and Silver Ores - 0.14%		
Gold Fields Ltd. (b)	955	20,924
Hospital & Medical Service Plans - 0.18%		
AMERIGROUP Corp. (a)	949	27,236
Household Furniture - 0.13%		
La-Z-Boy, Inc.	1,273	19,044
Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.12%		
Teradyne, Inc. (a)	1,151	17,921
Insurance Agents, Brokers & Service - 0.27%		
MetLife, Inc.	400	20,588
Willis Group Holdings Ltd.	572	19,877
		40,465
Investment Advice - 0.14%		
AMVESCAP Plc (b)	1,084	21,192
Laboratory Analytical Instruments - 0.14%		
Bio-Rad Laboratories, Inc. (a)	327	21,719
Local & Suburban Transit & Interurban Highway Passenger Transportation - 0.12%		
Laidlaw International, Inc.	732	18,446

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stock - 6.73% - continued	Shares	Value
Metal Mining - 0.14%		
Freeport-McMoRan Copper & Gold, Inc.	370	$ 20,716
Motor Vehicles & Passenger Car Bodies - 0.26%		
Federal Signal Corp.	1,104	16,869
Volvo AB (b)	455	22,381
		39,250
National Commercial Banks - 0.27%		
BB&T Corp.	508	21,118
US Bancorp	653	20,158
		41,276
Petroleum Refining - 0.13%		
Hess Corp.	137	20,550
Pharmaceutical Preparations - 0.42%		
Biovail Corp	793	19,476
King Pharmaceuticals, Inc. (a)	1,124	19,985
Par Pharmaceutical Companies, Inc. (a)	670	15,377
ViroPharma, Inc. (a)	970	9,438
		64,276
Pulp Mills - 0.13%		
Aracruz Celulose S.A. (b)	399	20,409
Radio & TV Broadcasting & Communications Equipment - 0.13%		
Orbital Sciences Corp. (a)	1,304	19,547
Radiotelephone Communications - 0.14%		
Millicom International Cellular S.A. (a)	476	21,491
Real Estate Investment Trusts - 0.25%		
Equity Inns, Inc.	1,280	19,776
New Plan Excel Realty Trust, Inc.	798	18,841
		38,617
Retail - Drug Stores and Proprietary Stores - 0.11%		
Express Scripts, Inc. (a)	228	16,708
Retail - Radio, TV & Consumer Electronics Stores - 0.13%		
Guitar Center, Inc. (a)	400	19,260
Retail - Variety Stores - 0.13%		
BJ's Wholesale Club, Inc. (a)	657	19,382
Rolling, Drawing & Extruding of Nonferrous Metals - 0.15%		
Encore Wire Corp. (a)	579	22,112

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stock - 6.73% - continued	**Shares**	**Value**
Savings Institution, Federally Chartered - 0.14%		
Sovereign Bancorp, Inc.	947	$ 21,118
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.12%		
International Securities Exchange, Inc.	452	18,469
Security Brokers, Dealers & Flotation Companies - 0.12%		
Merrill Lynch & Co., Inc.	255	18,465
Semiconductors & Related Devices - 0.49%		
Atheros Communications, Inc. (a)	853	18,843
MEMC Electronic Materials, Inc. (a)	574	20,101
NetLogic Microsystems, Inc. (a)	515	16,820
Texas Instruments, Inc.	610	19,050
		74,814
Services - Computer Programming, Data Processing, Etc. - 0.12%		
Electronic Data Systems Corp.	722	17,703
Services - Consumer Credit Reporting, Collection Agencies - 0.13%		
The Dun & Bradstreet Corp. (a)	271	19,748
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.12%		
IPSCO, Inc.	191	18,065
Surety Insurance - 0.13%		
MGIC Investment Corp.	310	20,420
Telephone Communications (No Radiotelephone) - 0.14%		
Nippon Telegraph & Telephone Co. (b)	890	21,992
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.16%		
Herbalife Ltd. (a)	619	24,296
TOTAL COMMON STOCK (Cost $997,628)		977,950
Exchange Traded Funds - 4.81%		
DIAMONDS Trust Series I	4,100	457,601
iShares S&P Latin America 40 Index Fund	232	30,457
iShares Russell 2000 Index Fund	1,378	99,037
iShares MSCI Emerging Markets Index Fund	300	28,110
SPDR Trust Series I	922	117,509
TOTAL EXCHANGE TRADED FUNDS (Cost $750,220)		732,714

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Securities Sold Short	**Shares**	**Value**
ABN AMBRO Holding NV ADR	687	$ 19,016
Aspen Insurance Holdings, Ltd.	852	18,463
Banco Bilbao Vizcaya Argentaria ADR	986	20,460
Bois d'Arc Energy, Inc.	1,334	20,944
Bowater, Inc.	758	17,540
Brookfield Properties Corp.	676	20,050
CH Robinson Worldwide, Inc.	432	19,025
Compass Minerals International, Inc.	808	20,588
Eastman Kodak Co.	713	17,191
EDO Corp.	686	17,953
Enbridge, Inc.	642	20,229
EnCana Corp.	453	22,895
Energy Conversion Devices, Inc.	421	16,735
Everest Re Group, Ltd.	204	18,227
Expedia, Inc.	1,033	14,679
Gaylord Entertainment Co.	444	19,456
Global Signal, Inc.	433	19,831
Harmony Gold Mining Co. Ltd. ADR	1,377	19,746
Huntsman Corp.	985	18,469
Inverness Medical Innovations, Inc.	749	21,609
Iron Mountain, Inc.	477	17,620
iShares MSCI EAFE Index Fund	5,100	333,693
Jarden Corp.	658	19,766
Knight Transportation, Inc.	1,003	19,097
Liberty Global, Inc. - Class A	971	22,265
MannKind Corp.	1,105	21,039
Marchex, Inc. - Class B	888	15,167
MidCap SPDR Trust Series I	2,700	378,810
Mills Corp.	504	15,559
MGI Pharma, Inc.	1,130	20,351
Momenta Pharmaceuticals, Inc.	833	11,862
Nova Chemicals Corp.	619	18,818
Pep Boys - Manny, Moe & Jack	1,307	17,710
Plains Exploration & Production Co.	502	17,921
ProLogis	383	18,939
Protein Design Lab	627	12,697
Salix Pharmaceuticals Ltd.	1,254	15,148
Shurgard Storage Centers, Inc. - Class A	316	18,426
Signature Bank	607	21,688
Stone Energy Corp.	465	23,180
Symantec Corp.	1,161	18,112
Terex Corp.	250	22,875
Textron, Inc.	226	20,550
Toll Brothers, Inc.	603	17,041
Total System Services, Inc.	1,010	18,251
Trinity Industries, Inc.	356	22,193
Western Gas Resources, Inc.	425	20,829
WP Stewart & Co. Ltd.	983	18,186
Wynn Resorts Ltd.	307	21,858
XL Capital Ltd. - Class A	293	18,541
XM Satellite Radio Holdings, Inc. - Class A	922	13,295
Total (Proceeds Received $1,680,532)	42,658	$ 1,634,593

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments
May 31, 2006
(Unaudited)

Common Stocks - 6.91%	**Shares**	**Value**
Accident & Health Insurance - 0.30%		
Principal Financial Group, Inc.	39	$ 2,131
Stancorp Financial Group, Inc.	41	2,002
		4,133
Cement, Hydraulic - 0.11%		
Eagle Materials, Inc.	30	1,462
Chemicals & Allied Products - 0.13%		
W.R. Grace & Co. (a)	128	1,818
Construction Machinery & Equipment - 0.14%		
CNH Global NV (b)	75	1,859
Crude Petroleum & Natural Gas - 0.28%		
Eni SpA (b)	33	1,997
Forest Oil Corp. (a)	55	1,795
		3,792
Electrical Work - 0.15%		
Quanta Services, Inc. (a)	124	2,065
Electronic Components & Accessories - 0.13%		
AVX Corp.	113	1,850
Electronic Computers - 0.15%		
NDS Group Plc (a) (b)	40	2,033
Finance Services - 0.26%		
Greenhill & Co., Inc.	28	1,663
Morgan Stanley	31	1,848
		3,511
Fire, Marine & Casualty Insurance - 0.42%		
Ohio Casualty Corp.	68	2,031
State Auto Financial Corp.	57	1,852
W.R. Berkley Corp.	53	1,822
		5,705
Gold and Silver Ores - 0.24%		
Gold Fields Ltd. (b)	79	1,731
NovaGold Resources, Inc. (a)	125	1,586
		3,317
Hospital & Medical Service Plans - 0.15%		
Health Net, Inc. (a)	49	2,108
Industrial Organic Chemicals - 0.15%		
International Flavor & Fragrances, Inc.	56	1,993
Insurance Agents, Brokers & Service - 0.14%		
Allianz AG (b)	120	1,870
Investment Advice - 0.13%		
AMVESCAP Plc (b)	91	1,779

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stock - 6.91% - continued	**Shares**	**Value**
Life Insurance - 0.28%		
Presidential Life Corp.	81	$ 2,026
Phoenix Companies, Inc.	131	1,858
		3,884
Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.15%		
Bucyrus International, Inc.	39	1,991
Motor Vehicles & Passenger Car Bodies - 0.12%		
Federal Signal Corp.	107	1,635
National Commercial Banks - 0.14%		
Bank of America Corp.	40	1,936
Operative Builders - 0.13%		
Beazer Homes USA, Inc.	35	1,741
Paper Mills - 0.14%		
International Paper Co.	55	1,869
Pharmaceutical Preparations - 0.44%		
Andrx Corp. (a)	86	2,009
Biovail Corp.	77	1,891
King Pharmaceuticals, Inc. (a)	115	2,045
		5,945
Pulp Mills - 0.14%		
Aracruz Celulose S.A. (b)	36	1,841
Radiotelephone Communications - 0.14%		
Millicom International Cellular S.A. (a)	41	1,851
Retail - Auto Dealers & Gasoline Stations - 0.13%		
Sonic Automotive, Inc.	74	1,771
Retail - Convenience Stores - 0.14%		
Wild Oats Markets, Inc. (a)	116	1,850
Retail - Drug Stores and Proprietary Stores - 0.14%		
Express Scripts, Inc. (a)	26	1,905
Retail - Variety Stores - 0.30%		
Wal-Mart Stores, Inc.	44	2,132
BJ's Wholesale Club, Inc. (a)	65	1,917
		4,049
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.14%		
International Securities Exchange, Inc.	46	1,880
Security Brokers, Dealers & Flotation Companies - 0.13%		
Knight Capital Group, Inc. (a)	119	1,835

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stock - 6.91% - continued	**Shares**	**Value**
Semiconductors & Related Devices - 0.38%		
Qlogic Corp. (a)	96	$ 1,716
NetLogic Microsystems, Inc. (a)	50	1,633
Texas Instruments, Inc.	58	1,811
		5,160
Services - Computer Processing & Data Preparation - 0.14%		
IMS Health, Inc.	73	1,970
Services - Computer Programming Services - 0.12%		
Computer Programs & Systems, Inc.	42	1,688
Services - Consumer Credit Reporting, Collection Agencies - 0.14%		
The Dun & Bradstreet Corp. (a)	26	1,895
Special Industry Machinery - 0.14%		
ASML Holdings NV (a) (b)	95	1,932
Telephone Communications (No Radiotelephone) - 0.16%		
Nippon Telegraph & Telephone Corp. (b)	89	2,199
Tobacco Products - 0.15%		
UST, Inc.	45	1,980
Water Supply - 0.14%		
American States Water Co.	50	1,840
TOTAL COMMON STOCK (Cost $100,252)		93,942
Exchange Traded Funds - 7.40%		
DIAMONDS Trust Series I	200	22,322
iShares Dow Jones Select Dividend Index Fund	627	39,570
iShares MSCI EAFE Index Fund	100	6,543
Oil Service HOLDRs Trust	100	15,224
SPDR Trust Series I	133	16,951
TOTAL EXCHANGE TRADED FUNDS (Cost $101,954)		100,610
Call Options Purchased - 0.04%	**Outstanding Contracts**	
S&P 500 E-Mini, Strike $1,380.00, 06/16/2006	54	-
NASDAQ 100, Strike $1,775.00, 06/17/2006	29	580
TOTAL CALL OPTIONS PURCHASED (Cost $1,043)		580

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Securities Sold Short	Shares	Value
Angiotech Pharmaceuticals, Inc.	132	$ 1,849
Avid Technology, Inc.	52	2,048
Capitol Federal Financial	59	1,922
Central European Media Enterprises Ltd.	31	1,843
Commercial Capital Bancorp, Inc.	128	2,010
CompuCredit Corp.	50	1,913
Concur Technologies, Inc.	128	1,929
Cubist Pharmaceuticals, Inc.	88	2,083
Embarq Corp.	4	169
Equinix, Inc.	30	1,748
Expedia, Inc.	107	1,520
Fairfax Financial Holdings Ltd	16	1,832
First Financial Bancorp	125	2,029
First Republic Bank	46	1,933
Foxhollow Technologies, Inc.	64	1,665
InterDigital Communications Corp.	79	2,240
Inverness Medical Innovations, Inc.	77	2,221
ishares MSCI EAFE Index Fund	200	13,086
Jarden Corp.	59	1,772
Kanbay International, Inc.	129	1,784
Keryx Biopharmaceuticals, Inc.	117	1,673
Marchex, Inc.	92	1,571
Matsushita Electric Industrial Co. Ltd.	83	1,812
Max Re Capital Ltd.	82	1,968
Medicines Co.	104	1,924
Mohawk Industries, Inc.	25	1,843
Molson Coors Brewing Co.	27	1,749
Momenta Pharmaceuticals, Inc.	118	1,680
Navigant Consulting, Inc.	95	1,920
Odyssey Healthcare	115	1,876
Omnicare, Inc.	35	1,623
Onyx Pharmaceuticals, Inc.	86	1,719
Overstock.com, Inc.	77	1,658
Popular, Inc.	97	1,879
Price Communications Corp.	166	2,711
Regis Corp.	57	1,977
Renovis, Inc.	113	1,842
RH Donnelley Corp.	36	1,974
Rightnow Technologies, Inc.	108	1,761
Rogers Communications, Inc.	47	1,961
Scholastic Corp.	75	1,974
School Specialty, Inc.	55	1,982
Signature Bank	57	2,037
Southwest Airlines Co.	123	1,980
Sprint Nextel Corp.	81	1,718
Standard Microsystems Corp.	86	1,960
Symantec Corp.	122	1,903
S&P 400 MidCap 400 Index	200	28,060
Telecom Corp. of New Zealand Ltd.	69	1,581
Theravance, Inc.	72	1,722
Whirlpool Corp.	22	1,978
Witness Systems, Inc.	86	1,775
XM Satellite Radio Holdings, Inc.	99	1,428
Total (Proceeds Received $140,859)	4,431	$ 134,815

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments
May 31, 2006
(Unaudited)

Common Stocks - 10.47%	**Shares**	**Value**
Accident & Health Insurance - 0.27%		
Principal Financial Group, Inc.	52	$ 2,842
Stancorp Financial Group, Inc.	54	2,636
		5,478
Air-Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - 0.11%		
AAON, Inc.	98	2,285
Cement, Hydraulic - 0.10%		
Eagle Materials, Inc.	41	1,998
Converted Paper & Paperboard Products (No Containers/Boxes) - 0.14%		
Northern Technologies International Corp. (a)	427	2,840
Electric Services - 0.13%		
Teco Energy, Inc.	168	2,523
Electronic Connectors - 0.13%		
Molex, Inc.	72	2,556
Finance Services - 0.12%		
Morgan Stanley	42	2,504
Fire, Marine & Casualty Insurance - 0.93%		
Chubb Corp.	52	2,628
Loews Corp.	52	2,415
Markel Corp. (a)	8	2,702
Ohio Casualty Corp.	91	2,718
Unico American Corp. (a)	270	3,172
Unitrin, Inc.	55	2,465
W.R. Berkley Corp.	72	2,475
		18,575
Gold and Silver Ores - 0.12%		
Gold Fields Ltd. (b)	106	2,322
In Vitro & In Vivo Diagnostic Substances - 0.14%		
Trinity Biotech Plc (a) (b)	313	2,758
Industrial Organic Chemicals - 0.14%		
International Flavor & Fragrances, Inc.	76	2,705
Insurance Agents, Brokers & Service - 0.13%		
MetLife, Inc.	51	2,625
Life Insurance - 0.27%		
Phoenix Companies, Inc.	178	2,524
Presidential Life Corp.	110	2,751
		5,275

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stocks - 10.47% - continued	**Shares**	**Value**
Measuring & Controlling Devices - 0.13%		
Thermo Electron Corp. (a)	70	$ 2,572
Metal Mining - 0.24%		
Mountain Province Diamonds, Inc. (a)	696	2,443
Southern Copper Corp.	27	2,299
		4,742
Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.13%		
Bucyrus International, Inc.	52	2,654
Mobile Homes - 0.14%		
Nobility Homes, Inc.	99	2,747
National Commercial Banks - 1.07%		
Bank of America Corp.	54	2,614
Comerica, Inc.	47	2,573
First United Corp.	118	2,523
Huntington Bancshares, Inc.	111	2,611
SunTrust Banks, Inc.	35	2,650
Texas United Bancshares, Inc.	130	3,120
United Bancshares, Inc.	160	2,483
US Bancorp	85	2,624
		21,198
Natural Gas Distribution - 0.13%		
Energy West, Inc.	270	2,637
Operative Builders - 0.12%		
Beazer Homes USA, Inc.	47	2,338
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.13%		
Microtek Medical Holdings, Inc. (a)	722	2,671
Paper Mills - 0.13%		
International Paper Co.	74	2,515
Personal Credit Institutions - 0.13%		
Capital One Financial Corp.	31	2,566
Petroleum Refining - 0.13%		
BP Plc (b)	36	2,545
Pharmaceutical Preparations - 0.40%		
AstraZeneca Plc (b)	49	2,594
Biovail Corp.	103	2,530
King Pharmaceuticals, Inc. (a)	155	2,756
		7,880

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stocks - 10.47% - continued	**Shares**	**Value**
Pipe Lines (No Natural Gas) - 0.13%		
TransMontaigne Partners L.P. (a)	84	$ 2,565
Radio & TV Broadcasting & Communications Equipment - 0.12%		
Wavecom S.A. (a) (b)	215	2,421
Radiotelephone Communications - 0.12%		
Millicom International Cellular S.A. (a)	55	2,483
Real Estate Agents & Managers (For Others) - 0.31%		
Silverleaf Resorts, Inc. (a)	797	3,379
ZipRealty, Inc. (a)	310	2,765
		6,144
Real Estate Investment Trusts - 0.64%		
American Home Mortgage Investment Corp.	77	2,569
Cousins Properties, Inc.	85	2,569
Crescent Real Estate Equities Co.	135	2,387
Essex Property Trust, Inc.	25	2,662
New Plan Excel Realty	109	2,573
		12,760
Refuse Systems - 0.11%		
Allied Waste Industries, Inc. (a)	190	2,267
Retail - Auto Dealers & Gasoline Stations - 0.12%		
Sonic Automotive, Inc.	100	2,393
Retail - Grocery Stores - 0.14%		
Arden Group, Inc.	29	2,832
Retail - Variety Stores - 0.15%		
Wal-Mart Stores, Inc.	60	2,907
Savings Institution, Federally Chartered - 0.40%		
IndyMac Bancorp, Inc.	56	2,570
NASB Financial, Inc.	79	2,658
Sovereign Bancorp, Inc.	122	2,721
		7,949
Security Brokers, Dealers & Flotation Companies - 0.26%		
A.G. Edwards, Inc.	51	2,734
Merrill Lynch & Co., Inc.	35	2,534
		5,268
Semiconductors & Related Devices - 0.12%		
Texas Instruments, Inc.	77	2,405

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds

Notes to the Financial Statements

May 31, 2006

(Unaudited)

NOTE 1.	ORGANIZATION

Geronimo Multi-Strategy Fund (“Multi-Strategy Fund”), Geronimo Option & Income Fund (“Option & Income Fund”), and Geronimo Sector Opportunity Fund (“Sector Opportunity Fund”) (each a “Fund” and, collectively the “Funds”) were organized as series of Unified Series Trust (the “Trust”). Each of the Option & Income Fund and the Sector Opportunity Fund is a diversified fund, while the Multi-Strategy Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. The investment objective of each Fund is to provide returns in excess of the Merrill Lynch 3-Month Treasury Bill Index in both rising and falling markets. The investment adviser to each Fund is Geronimo Financial Asset Management, LLC (the “Advisor”). The Funds are multi-class funds. Class C and I shares were first offered to the pubic on December 29, 2005 and January 10, 2006, respectively.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

On a daily basis, Index Derivatives (including swaps) held by the Multi-Strategy Fund will be valued at fair value by Geronimo, based on a pricing model established by Geronimo, according to policies and procedure adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative than the value of the Index Derivative calculated based on the closing market prices of the underlying HFRX Strategies as reported by Hedge Fund Research, Inc. (“HFR”). The HFRX Strategies are comprised of separate accounts managed by numerous hedge fund mangers selected by HFR. Geronimo will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market

Geronimo Funds

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts – A Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swaps – The Funds may enter into swap agreements, which are over-the counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy, equity or market without owning or taking physical custody of securities.

As of May 31, 2006, the Barclays Capital swap basket consists of the tracker fund for the HFRX Equal Weighted Strategies Index (the "HFRX Index"), up to two HFR proprietary funds-of-funds and HFR Single Manager Trusts that are part of the HFR Manager Select Platform. Initially the IXIS Financial Products swap consisted of HFRX Equity Hedge, HFRX Convertible Arbitrage, HRFX Merger Arbitrage, HFRX Event Driven, HFRX Relative Value Arbitrage, HFRX Equity Market Neutral, HFRX Macro, HRFX Distressed, HFRX Momentum and HFRX Directional Funds.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Geronimo Funds

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a calendar quarter basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement between the Trust and the Advisor for each Fund (collectively, the “Agreements”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, during the initial 12 months of operations, each Fund will pay the Advisor a fixed management fee of 1.25% of the Fund’s average daily net assets. After this 12-month period, the Advisor will receive a variable performance-based management fee or “fulcrum fee.” For the period December 29, 2005 (commencement of Fund operations) through May 31, 2006, the Advisor earned fees of $51,793, $3,815, and $4,898 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, excluding investment advisory/fulcrum fees, brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses do not exceed 0.75% of the average daily net assets of the Fund’s Class C shares and Class I shares, respectively, for each Fund through November 30, 2008. Any waiver or reimbursement by the Advisor is subject to repayment by a Fund in the three fiscal years following the fiscal year in which the expense is incurred; provided that a Fund is able to make the repayment without exceeding the 0.75% limitation for each class. For the period December 29, 2005 (commencement of Class C Shares operations) through May 31, 2006, the Advisor waived management fees and reimbursed expenses of $81,448, $59,383, and $58,376 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. As of May 31, 2006 the Multi-Strategy Fund owed $1,735 to the Advisor. As of May 31, 2006, the Advisor owed $24,445 and $22,560 to the Option & Income Fund and Sector Opportunity Fund, respectively.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the period December 29, 2005 (commencement of Class C Shares operations) through May 31, 2006, Unified received fees of $26,648, $26,648, and $26,648 for administrative services provided to the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. A Trustee and certain Officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Funds. Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class C shares. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 1.00% of the average daily net assets of the Fund’s Class C shares in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the period beginning December 29, 2005 (commencement of operations) through May 31, 2006, the advisor was entitled to fees of $1,378, $1,416, and $1,405 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. As of May 31, 2006, the Advisor was owed $1,378, $1,416, and $1,405 in 12b-1 fees for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively. A Trustee and an Officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor and Unified). As a result, they may be deemed to be affiliates.

Geronimo Funds

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the period ended May 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

At May 31, 2006, the net unrealized depreciation of investments for tax purposes, excluding premiums received for options written, securities sold short and swap agreements, was as follows:

At May 31, 2006, the aggregate cost of securities for federal income tax purposes, excluding premiums received for options written, securities sold short and swap agreements were $2,167,260, $207,737, and $413,513 for the Multi-Strategy Fund, Option & Income Fund, and Sector Opportunity Fund, respectively.

NOTE 5.	OPTIONS WRITTEN

Multi-Strategy Fund. Transactions in written options during the period December 29, 2005 (commencement of operations) through May 31, 2006 were as follows:

Geronimo Funds

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 5.	OPTIONS WRITTEN - continued

Option & Income Fund. Transactions in written options during the period December 29, 2005 (commencement of operations) through May 31, 2006 were as follows:

Sector Opportunity. Transactions in written options during the period December 29, 2005 (commencement of operations) through May 31, 2006 were as follows:

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment

Company Act of 1940. As of May 31, 2006, the following held (for the benefit of others) more than 25% of the Funds:

Geronimo Funds

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Multi-Strategy Fund. For Class C shares on December 30, 2005, the Multi-Strategy Fund paid an income distribution of $0.000158 per share or $3 to shareholders of record on December 29, 2005. For Class I shares on March 31, 2006, the Multi-Strategy Fund paid an income distribution of $0.0122 per share or $15,660 to shareholders of record on March 30, 2006.

Option & Income Fund. For Class C shares on December 30, 2005, the Option & Income Fund paid an income distribution of $0.000158 per share or $3 to shareholders of record on December 29, 2005. For Class I shares on March 31, 2006, the Option & Income Fund paid an income distribution of $0.0166 per share or $592 to shareholders of record on March 30, 2006.

Sector Opportunity Fund. For Class C shares on December 30, 2005, the Sector Opportunity Fund paid an income distribution of $0.000158 per share or $3 to shareholders of record on December 29, 2005. For Class I shares on March 31, 2006, the Sector Opportunity Fund paid an income distribution of $0.0092 per share or $495 to shareholders of record on March 30, 2006.

MANAGEMENT AGREEMENT APPROVAL (Unaudited)

Each Agreement was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at meetings held on May 25 and October, 17, 2005.  In determining whether to approve the Agreements, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements and Form ADV Part II for the Advisor, and an investment questionnaire describing its investment policies and procedures.  The Trustees reviewed a description of the Advisor’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and proxy voting; and the Advisor represented to the Board that there were no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel.  The Advisor also represented to the Board that it had in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws. In considering the Agreements, the Trustees primarily considered the following factors: (i) the fairness of the proposed investment advisory/fulcrum fee, (ii) whether the Merrill Lynch 3-Month Treasury Bill Index (“Treasury Index”) is an appropriate index against which each Fund’s performance should be compared, and (iii) the appropriateness of the period over which the performance is to be compared.  With respect to the fairness of the investment advisory/fulcrum fee, the Trustees noted that the proposed fulcrum fee arrangement requires proportionate increases and decreases for positive and negative performance variances against the Treasury Index. The Trustees also noted that the fee only increases if a Fund’s performance increases.  If a Fund underperforms, the Trustees noted that the Advisor’s fee would decrease proportionately. While the Trustees expressed concern that the Advisor’s proposed investment advisory/fulcrum fee under the arrangement may be higher than the management fee charged by other mutual funds, they noted that the Advisor has special expertise in derivative and hedging transactions and that the implementation of the Advisor’s unique, proprietary absolute return investment process is more time intensive and requires more experience than typically is required of mutual fund portfolio managers.

In addition, the Trustees negotiated an agreement with the Advisor pursuant to which the Advisor contractually agreed to cap each Fund’s expenses through November 30, 2007 to the extent necessary to maintain each Fund’s other expenses (excluding the investment advisory/fulcrum fee, any brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses) at 0.75% of each Fund’s average daily net assets.  Each waiver or reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.   The Trustees noted that the expense cap arrangement would, at a minimum, cap expenses other than as described above, to the benefit of shareholders. As a result, the Trustees concluded that the fulcrum fee aligns the interests of the Advisor and each Fund’s shareholders, and that the Advisor’s contractual fee waiver further protects the interests of the Funds’ shareholders by keeping Fund expenses low.

The Board then considered the appropriateness of using the Treasury Index as each Fund’s benchmark for purposes of calculating the fulcrum fee.  The Trustees determined that the use of the Treasury Index is appropriate because each Fund’s investment objective is to achieve a return in excess of the Treasury Index across full market cycles and most market conditions.  The Trustees noted that no fulcrum fee would be paid during the Funds’ first fiscal year and, thereafter, the fulcrum fee would be calculated on a rolling basis, based upon each Fund’s performance over the preceding twelve months, compared to the performance of the Treasury Index.  The Trustees also determined that a 12-month performance period is appropriate because such a period is sufficiently long so as to minimize the possibility that payments will be made based upon random or short-term fluctuations. The Trustees therefore concluded that the proposed investment advisory/fulcrum fee was fair and reasonable.

The Board also noted that:  (1) the Advisor has successfully managed private accounts using the same investment strategies that it will use to manage the Funds; (2) the Advisor will engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services provided to the fund’s advisor; (3) the Advisor has a unique relationship with HFR which is necessary for the Multi-Strategy Fund to achieve its objective; and (4) the Advisor has experienced executives who have a long history of providing investment advice to private clients. The Board considered the fact that the Advisor has no prior experience managing a mutual fund. However, the Board noted that the Advisor’s principal executives have substantial portfolio management experience. The Board also noted the positive prior short-term performance of private accounts managed by the Advisor using the same strategies as it will use to manage the Funds. As a result, the Trustees determined that the Advisor appeared to have the necessary experience and expertise needed to successfully manage the Funds.

As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that each proposed Agreement is in the best interests of the applicable Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 653-7417 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony Ghoston, President

Terry Gallagher, Vice President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Geronimo Financial Asset Management, LLC

1515 Arapahoe St.

Tower 1, 10th Floor

Denver, CO 80202

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2006

(Unaudited)

Fund Advisor:

MARCO Investment Management LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Toll Free 1-800-440-9341

  Management’s Discussion and Analysis

The Marco Targeted Return Fund posted a return of 4.88% over the last twelve months while experiencing significantly less volatility than the S&P 500. Inflation, Iran, and Iraq were the big stories of the last two quarters, as each attempt at a stock market rally was met with resistance. Healthcare and Technology stocks performed the worst while Energy related issues continued to benefit from higher oil prices. With most eyes focused on the war in Iraq, developments in Iran and North Korea gave investors new concerns as both countries appear to be pressing forward with nuclear weapon ambitions, resulting in a less stable political landscape.

The US economy remains robust after growing 5.6% in the first quarter of 2006. The unemployment rate dropped to 4.6% and average hourly earnings grew 3.8% over the prior year. While the economy appears to be doing well, there are signs that a slight slowdown may be underway. Housing has definitely cooled and discretionary consumer spending has shown a slight dip. Adjustable rate mortgages resetting at higher levels, along with continued high energy costs, have put pressure on discretionary consumer spending. Retail sales have been slowing over the last few months indicating that economic growth may moderate in the second half of 2006.

Fixed income investments also struggled, as fears of inflation caused the Federal Reserve to continue its course of raising short-term interest rates. The Federal Funds Rate is now at 5.25% after 17 quarter point hikes, but we believe the Fed is nearing the end of this tightening cycle. Rates rose across the entire spectrum of maturities during the quarter and are now over 5% for most every Treasury issue outstanding. The benchmark Ten-year Treasury is yielding 5.22%, resulting in a very flat yield curve.

Although we anticipate a slight slowdown in economic activity, we expect the stock and bond markets to do better as we move towards the latter part of 2006. Signs from the Fed that the rate hikes are finally done would likely give the “all clear signal” to the stock market and allow for a prolonged rally given that valuations are quite reasonable. Bonds would also react favorably in our view. We could still be in for a good bit of volatility, but we believe we will see decent stock and bond returns for the year as a whole. The portfolio remains well diversified among sectors with a slight overweighting in health care and financial stocks, which has helped boost our dividend yield. Option premiums have recently expanded from historically low levels as volatility has increased. We continue to believe that this is a good environment for writing call options to manage risk in our portfolio as the cash flow from the call writing dampens the volatility of the portfolio while providing a consistent income stream and mitigating the overall level of risk.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-440-9341.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Lehman Aggregate Bond Index are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The CBOE BMX Index is an unmanaged index based on writing covered call options on the S&P 500 Index, and is representative of a broader market and range of securities than are found in the Fund’s portfolio.

The chart above assumes an initial investment of $10,000 made on December 22, 2004 (commencement of Fund operations) and held through May 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS – (Unaudited)

Marco Targeted Return Fund Portfolio Analysis as of May 31, 20061

1As a percent of net assets.

2US Companies with market caps exceeding $3 billion.
3US Companies with market caps less than $3 billion.

The Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $3 billion).  The Fund typically sells covered call options on equity securities held in the Fund's portfolio in an attempt to target a consistent rate of return.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2005) and held for the entire period through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Marco Targeted Return Fund

	Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Expenses Paid during the Period December 1, 2005 - May 31, 2006*
Actual	$1,000.00	$1,024.01	$7.57
Hypothetical	$1,000.00	$1,017.45	$7.55

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Marco Targeted Return Fund
Schedule of Investments
May 31, 2006
(Unaudited)

Common Stocks - 100.89%	**Shares**	**Value**
Beverages - 4.04%		
Coca Cola Co. (a)	7,000	$ 308,210
Biological Products - 7.74%		
Amgen, Inc. (a)(b)	4,000	270,360
Imclone Systems, Inc. (b)	8,000	320,000
		590,360
Computer Communications Equipment - 3.35%		
Cisco Systems, Inc. (a) (b)	13,000	255,840
Computer Storage Devices - 4.43%		
Sandisk Corp. (a)(b)	6,000	337,620
Electronic Computers - 3.16%		
Dell, Inc. (b)	9,500	241,110
Electronic Connectors - 4.26%		
Tyco International LTD. (a)	12,000	325,320
Electromedical & Electrotherapeutic Apparatus - 3.31%		
Medtronic, Inc. (a)	5,000	252,450
Electronic & Other Electrical Equipment - 2.69%		
General Electric Co. (a)	6,000	205,560
Fire, Marine & Casualty Insurance - 3.19%		
American International Group, Inc. (a)	4,000	243,200
Life Insurance - 2.33%		
HCA, Inc. (a)	4,000	177,800
Motorcycles, Bicycles & Parts - 3.92%		
Harley Davidson, Inc. (a)	6,000	299,100
National Commercial Banks - 4.52%		
Citigroup, Inc. (a)	7,000	345,100
Pharmaceutical Preparations - 3.92%		
Abbott Laboratories (a)	7,000	298,900
Radio & TV Broadcasting & Communications Equipment - 7.38%		
L-3 Communications Holdings, Inc. (a)	4,000	291,840
Qualcomm, Inc. (a)	6,000	271,260
		563,100
Retail - Lumber & Other Building Materials Dealers - 3.25%		
Home Depot, Inc.	6,500	247,780

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
May 31, 2006
(Unaudited)

Common Stocks - 100.89% - continued	**Shares**	**Value**
Retail - Variety Stores - 2.54%		
Wal-Mart Stores, Inc. (a)	4,000	$ 193,800
Savings Institutions, Not Federally Chartered - 3.61%		
Washington Mutual, Inc. (a)	6,000	275,460
Semiconductors & Related Devices - 2.12%		
Intel Corp. (a)	9,000	162,180
Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.74%		
Harris Corp. (a)	7,000	285,040
Services - Business Services - 2.84%		
Total Systems Services, Inc. (a)	12,000	216,840
Services - Computer Processing & Data Preparation - 6.96%		
Accenture LTD. (a)	10,000	281,500
Affiliated Computer Services, Inc. (a) (b)	5,000	249,600
		531,100
Services - Miscellaneous Amusement & Recreation - 4.00%		
Walt Disney Co. (a)	10,000	305,000
Services - Prepackaged Software - 2.25%		
Symantec Corp. (a) (b)	11,000	171,600
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.91%		
Proctor & Gamble Co. (a)	5,500	298,375
Trucking & Courier Services - 4.22%		
United Parcel Service, Inc. (a)	4,000	322,200
Wholesale - Groceries & Related Products - 3.21%		
Sysco Corp. (a)	8,000	244,640
TOTAL COMMON STOCKS (Cost $8,014,829)		7,697,685
Money Market Securities - 10.91%		
Huntington Money Market Fund - Investment Shares, 3.85%, (c)	832,040	832,040
TOTAL MONEY MARKET SECURITIES (Cost $832,040)		832,040
TOTAL INVESTMENTS (Cost $8,846,869) - 111.80%		$ 8,529,725
Liabilities in excess of other assets - (11.80)%		(900,137)
TOTAL NET ASSETS - 100.00%		$ 7,629,588

(a) Portion of the security is pledged as collateral for call options written.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2006.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Statement of Assets and Liabilities
May 31, 2006
(Unaudited)

Assets		
Investments in securities, at value (cost $8,846,869)	$	8,529,725
Receivable for investments sold		275,711
Receivable due from advisor		4,978
Prepaid expense		10,110
Dividends receivable		3,456
Interest receivable		1,755
Total assets		8,825,735
Liabilities		
Covered call options written, at value (premiums received $345,234)		297,465
Payable for investments purchased		879,980
Accrued trustee & officer expense		350
Payable to Administrator, Fund Accountant, and Transfer Agent		10,845
Other accrued expenses		7,507
Total liabilities		1,196,147
Net Assets	$	7,629,588
Net Assets consist of:		
Paid in capital	$	7,444,562
Accumulated undistributed net investment loss		(5,639)
Accumulated net realized gain on investments		460,040
Net unrealized appreciation (depreciation) on investments:		
Common Stock		(317,144)
Call Options		47,769
Net Assets	$	7,629,588
Shares outstanding (unlimited number of shares authorized)		726,277
Net Asset Value and Offering price per share *	$	10.51
Redemption price per share ($10.51 * 0.99) *	$	10.40

* Fund shares subject to 1.00% redemption fee on shares redeemed within 30 days after they are purchased.

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Statement of Operations
For the six months ended May 31, 2006
(Unaudited)

Investment Income		
Dividend income	$ 37,210	
Interest income	15,222	
Total Income	52,432	
Expenses		
Investment advisor fees (a)	38,735	
Administration expenses	15,037	
Transfer agent expenses	10,234	
Fund accounting expenses	9,024	
Legal expenses	8,320	
Registration expenses	7,087	
Auditing expenses	6,245	
Custodian expenses	4,984	
CCO expense	2,693	
Trustee expenses	1,281	
Pricing expenses	1,697	
Insurance expenses	1,472	
Printing expenses	1,427	
24f-2 expense	813	
Miscellaneous expenses	520	
Total Expenses	109,569	
Expenses waived and reimbursed by advisor (a)	(51,467)	
Net operating expenses	58,102	
Net Investment Loss	(5,670)	
Realized & Unrealized Gain (Loss) on Investments		
Net realized gain (loss) on investments:		
Common Stock	(90,386)	
Call Option transactions	564,926	
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions	1,510	(b)
Change in unrealized appreciation (depreciation) on investments:		
Common Stock	(417,382)	
Call Option transactions	130,531	
Net gain on investments	189,199	
Net increase in net assets resulting from operations	$ 183,529	

(a) See Note 3 in the Notes to the Financial Statements.

(b) Repricing contribution from March 24, 2006, which resulted in a loss to the Fund.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Marco Targeted Return Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 22, 2004. The Fund investment objective is total return. The investment advisor to the Fund is Marco Investment Management, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended, the Advisor earned fees of $38,735 from the Fund before the waiver described below. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.50% of its average daily net assets through December 31, 2006. For the six months ended May 31, 2006, the Advisor waived fees and reimbursed Fund expenses of $51,467. As of May 31, 2006 there was a net receivable due from the Advisor in the amount of $4,978.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2006, Unified earned fees of $15,037 from the Fund for administrative services provided.

The Fund also retains Unified to act as the Fund’s transfer agent and fund accountant. For the six months ended May 31, 2006, Unified earned fees of $6,779 from the Fund for transfer agent services provided

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

and $3,455 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, for the six months ended May 31, 2006, Unified earned fees of $9,024 from the Fund for fund accounting services provided to the Fund. A trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent company of Unified.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended May 31, 2006. A trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2006, purchases and sales of investment securities, other than short-term investments, short-term U.S. government obligations, and call options written were as follows:

At May 31, 2006, the depreciation of investments for tax purposes, net of premiums received for call options written, was as follows:

At May 31, 2006, the aggregate cost of securities for federal income tax purposes, net of premiums received for call options written, was $8,501,635.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2006 – continued

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2006, Charles Schwab and Northern Trust Co., for the benefit of others, owned 45.63% and 46.15% of the Fund, respectively, and thus each may be deemed to control the Fund.

NOTE 7. CALL OPTIONS WRITTEN

As of May 31, 2006, portfolio securities valued at $7,208,798 were held by the custodian as collateral for call options written by the Fund.

During the six months ended May 31, 2006, transactions in options written were as follows (100 shares of common stock underly each option contract):

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the period ended November 30, 2005, the Fund made no distributions.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

On March 29, 2006, an income distribution of $0.000600 per share to shareholders of record on March 28, 2006 was made. On December 28, 2005, an income distribution of $0.005355 per share and a short term capital gain distribution of $0.294432 per share was declared. The dividend was paid on December 28, 2005 to shareholders of record on December 27, 2005.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 440-9341 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Marco Investment Management LLC

300 Atlanta Financial Center

3343 Peachtree Road NE

Atlanta, GA 30326

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

May 31, 2006

(Unaudited)

Fund Advisor:

The Symphony Wealth Management Group, LLC

400 Colony Square

1201 Peachtree Street N.E., Suite 1004

Atlanta, GA 30361

Toll Free (877) 328-1168

Dear Fellow Shareholders,

We have had a great beginning beating the S&P 500 index by about two percentage points since inception (before deduction of the sales load). We are accomplishing this performance with a diversified portfolio and what we believe are disciplined risk controls.  Our investments are almost entirely in exchange-traded funds and are approximately two thirds equities and one third fixed income (predominately short term U.S. Treasuries).  We also have had about 10-15% of the portfolio allocated to International sectors.  Our selling agreements are reaching a critical mass where we now have enough broker dealers to wholesale to registered representatives.  We have outsourced this function to FPD, a wholesaling group led by seasoned major fund executives.   Over time we hope that this should lead to greater inflow of assets and our expense ratio falling.

Sincerely,

Chris Bach

Portfolio Manager

Symphony Wealth Management Ovation Fund

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-328-1168.

* In compliance with SEC guidelines, these results include maximum sales charges. Fund shares are sold with a maximum initial sales charge of 5.75%. The sales charge does not apply to purchases over $1 million. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 22, 2005 (commencement of Fund operations) and held through May 31, 2006. The chart reflects the 5.75% front end sales load imposed on purchases of the Symphony Wealth Management Ovation Fund; therefore the chart assumes an actual investment in the Fund of $9,425. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Symphony Wealth Management Ovation Fund, and to obtain performance data current to the most recent month end, please call 1-877-328-1168. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund invests in a diversified portfolio of other investment companies, primarily exchange traded funds.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (December 22, 2005, the date the Fund commenced operations) and held for the entire period through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Symphony Wealth Management Ovation Fund	Beginning Account Value December 22, 2005	Ending Account Value May 31, 2006	Expenses Paid During Period (December 22, 2005 – May 31, 2006)
Actual	$1,000.00	$1,031.52	$8.74*
Hypothetical **	$1,000.00	$1,015.21	$9.80

*Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 161/365 (to reflect the period since commencement of Fund operations on December 22, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2005 to May 31, 2006.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Symphony Wealth Management Ovation Fund

Notes to the Financial Statements

May 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The Symphony Wealth Management Ovation Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 22, 2005. The investment advisor to the Fund is The Symphony Wealth Management Group, LLC (the “Advisor”). The Advisor has retained Breen Financial Corporation (the “Sub-Advisor”) as the sub-advisor to provide portfolio management services to the Fund. The investment objective of the Fund is to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Exchange Traded Funds – The Fund may invest in the securities of other investment companies, primarily exchange-traded funds (“ETFs”). The Investment Company Act of 1940 (the “Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to an exemptive order issued by the Securities and Exchange Commission to iShares Trust and iShares Funds, the Fund is permitted to invest in various iShares beyond the limits set forth in the Act subject to certain terms and conditions set forth in the exemptive order. When the Fund invests in other investment companies, including iShares and other ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. As a result, the Fund will incur higher expenses, many of which may be duplicative.

Symphony Wealth Management Ovation Fund

Notes to the Financial Statements - continued

May 31, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is responsible for providing general investment advice and guidance to the Fund, although the advisor has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to the Fund’s sub-advisor. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period December 22, 2005 (commencement of operations) through May 31, 2006, the Advisor earned fees of $2,832 from the Fund before the waivers and reimbursements described below.

The Advisor has contractually agreed through November 30, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.95% of the Fund’s average daily net assets. Pursuant to this agreement, for the period December 22, 2005 (commencement of operations) through May 31, 2006, the Advisor waived fees and/or reimbursed expenses of $64,164. Any contractual waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the Fund’s expense limitation. As of May 31, 2006, the Fund was owed $25,990 by the Advisor. In addition, for the period December 22, 2005 (commencement of operations) through May 31, 2006, the Advisor voluntarily waived 12b-1 fees of $991.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 22, 2005 (commencement of operations) through May 31, 2006, Unified earned fees of $11,841 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period December 22, 2005 (commencement of operations) through May 31, 2006, Unified earned fees of $8,669 from the Fund for transfer agent services and $2,526 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 22, 2005 (commencement of operations) through May 31, 2006, Unified earned fees of $10,237 from the Fund for fund accounting services. A Trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Symphony Wealth Management Ovation Fund

Notes to the Financial Statements - continued

May 31, 2006

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating to 0.35% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the period December 22, 2005 (commencement of operations) through May 31, 2006, the Fund accrued 12b-1 fees of $991, some of which is payable to the Advisor.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period December 22, 2005 (commencement of operations) through May 31, 2006. The Distributor is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended May 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $944,815.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Symphony Wealth Management Ovation Fund

Notes to the Financial Statements - continued

May 31, 2006

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2006, Dr. William Breen and Christopher Bach owned 53.34% and 18.82% of the outstanding shares of the Fund, respectively. Dr. Breen is the Chairman and CEO of the sub-advisor and portfolio manager to the Fund and Mr. Bach is the President of the Advisor.

NOTE 7. DISTRIBUTIONS

On December 30, 2005, the Fund paid an income distribution of $0.05325 per share or $420 to shareholders of record on December 29, 2005.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 328-1168 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

The Symphony Wealth Management Group, LLC

400 Colony Square

1201 Peachtree Street N.E., Suite 1004

Atlanta, GA 30361

INVESTMENT SUB-ADVISOR

Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 13, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.